ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCRUED WARRANTY COST
Beginning balance	$ 47,021,352	$ 31,224,906	$ 16,899,522
Warranty provision	12,516,349	18,347,272	14,707,513
Warranty costs incurred	(1,203,277)	(2,550,826)	(382,129)
Ending balance	$ 58,334,424	$ 47,021,352	$ 31,224,906